RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due from Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	$ 21,205	$ 19,292
SFL
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	4,515	4,652
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	1,859	726
Golden Ocean
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	11,743	11,147
Alta Trading UK Limited
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	0	8
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	430	455
TFG Marine
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	1,479	1,117
Avance Gas
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	1,068	1,080
Other related parties and affiliated companies
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	$ 111	$ 107